FT Vest U.S. Equity Dual Directional Buffer ETF - November N-1A Cover	Sep. 17, 2025
Prospectus [Line Items]
Document Type	485BPOS
Amendment Flag	false
Registrant Name	First Trust Exchange-Traded Fund VIII
Entity Central Index Key	0001667919
Entity Investment Company Type	N-1A
Document Period End Date	Sep. 17, 2025
Prospectus Date	Sep. 18, 2025